UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04917

Morgan Stanley Mortgage Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	July 31, 2018

Item 1.  Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments • July 31, 2018 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Agency Fixed Rate Mortgages (25.1%)
	Federal Home Loan Mortgage Corporation,
	August TBA:
$1,500	(a)	4.00%		08/01/48	$1,523,000
	Conventional Pools:
7		10.00		09/01/18–12/01/20	6,841
	Gold Pools:
735		3.50		01/01/44–06/01/45	733,688
1,442		4.00		12/01/41–10/01/45	1,472,235
1,037		4.50		03/01/41–09/01/41	1,082,338
134		5.00		12/01/40–05/01/41	143,049
21		5.50		07/01/37	22,132
27		6.00		12/01/37–03/01/38	28,640
17		6.50		06/01/29–09/01/33	18,796
65		7.50		05/01/35	74,233
33		8.00		08/01/32	38,158
49		8.50		08/01/31	57,358
2		10.00		10/01/21	2,454
	Federal National Mortgage Association,
	August TBA:
3,010	(a)	3.50		08/01/48	2,982,599
6,500	(a)	4.00		08/01/48	6,603,086
3,940	(a)	4.50		08/01/48	4,087,442
	Conventional Pools:
3,653		3.50		09/01/42–01/01/48	3,619,986
1,602		4.00		04/01/45–09/01/45	1,634,317
212		4.50		08/01/40–09/01/41	221,057
240		5.00		11/01/40–07/01/41	256,905
15		5.50		08/01/37	15,710
506		6.50		02/01/28–12/01/33	557,970
15		7.00		07/01/23–06/01/32	16,176
83		7.50		08/01/37	96,843
84		8.00		04/01/33	97,340
82		8.50		10/01/32	98,028
77		9.50		04/01/30	86,487
		10.00		10/01/18	129
	September TBA:
2,050	(a)	5.00		08/01/48	2,161,869
	Government National Mortgage Association,
	Various Pools:
658		3.50		10/20/44–05/20/45	660,248
467		4.00		07/15/44	480,536
796		5.00		05/20/41–07/20/48	840,980
		11.00		04/15/21	206
	Total Agency Fixed Rate Mortgages (Cost $30,127,695)				29,720,836

	Asset-Backed Securities (35.1%)
300	American Credit Acceptance Receivables Trust (b)	5.02		12/10/24	299,300
400	American Homes 4 Rent (b)	5.885		04/17/52	424,694
415	American Homes 4 Rent Trust (b)	6.231		10/17/36	454,684
	Amortizing Residential Collateral Trust
310	1 Month USD LIBOR + 0.64%	2.731	(c)	10/25/31	304,445
293	1 Month USD LIBOR + 0.76%	2.824	(c)	10/25/32	291,330
227	AMSR Trust, 1 Month USD LIBOR + 3.15% (b)	5.223	(c)	11/17/33	228,451
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates
293	1 Month USD LIBOR + 1.875%	3.939	(c)	04/25/34	301,165
600	5.625% - 1 Month USD LIBOR	3.96	(c)	12/25/33	578,685

618	Asset-Backed Pass-Through Certificates, 1 Month USD LIBOR + 0.825%	2.889	(c)	04/25/34	602,719
	Avant Loans Funding Trust
200	(b)	4.79		05/15/24	199,963
258	(b)	6.05		05/15/24	262,342
500	(b)	8.83		08/15/22	513,449
251	AVANT Loans Funding Trust (b)	10.60		04/15/22	257,576
176	Bayview Opportunity Master Fund Trust (b)	3.82		04/28/33	175,782
	Bear Stearns Asset-Backed Securities Trust
114	1 Month USD LIBOR + 0.32%	2.384	(c)	01/25/47	114,049
510		2.887	(c)	10/25/36	379,109
202	1 Month USD LIBOR + 1.30%	3.364	(c)	10/27/32	198,915
190	1 Month USD LIBOR + 1.95%	4.014	(c)	12/25/42	194,999
214	CAM Mortgage Trust (b)	3.96		12/01/65	214,341
474	Cascade Funding Mortgage Trust (b)	4.58		06/25/48	474,054
198	Castle Aircraft SecuritizationTrust (b)	4.703		12/15/40	199,397
248	Cendant Mortgage Corp. (b)	6.00	(c)	07/25/43	254,700
317	CIG Auto Receivables Trust (b)	2.71		05/15/23	315,158
389	CIM Small Business Loan Trust, 1 Month USD LIBOR + 1.40% (b)	3.486	(c)	03/20/43	389,000
800	Citicorp Residential Mortgage Trust	5.416		03/25/37	833,799
500	CLUB Credit Trust (b)	5.13		04/17/23	505,311
250	Colony American Homes, 1 Month USD LIBOR + 3.65% (b)	5.728	(c)	07/17/32	251,689
350	Conn’s Receivables Funding LLC (b)	5.95		11/15/22	355,121
115	Countrywide Asset-Backed Certificates, 1 Month USD LIBOR + 0.62% (b)	2.684	(c)	06/25/33	114,311
	Credit-Based Asset Servicing & Securitization LLC
287	1 Month USD LIBOR + 1.60% (b)	3.664	(c)	09/25/35	290,087
114	1 Month USD LIBOR + 3.075%	5.139	(c)	08/25/30	114,106
240	(b)	6.75		05/25/36	257,558
449	CWABS Asset-Backed Certificates Trust, 1 Month USD LIBOR + 0.24%	2.304	(c)	10/25/46	425,159
432	CWABS, Inc. Asset-Backed Certificates	5.197		02/25/34	445,813
	DT Auto Owner Trust
250	(b)	5.42		03/17/25	250,415
250	(b)	6.03		01/15/24	254,454
226	EMC Mortgage Loan Trust, 1 Month USD LIBOR + 1.00% (b)	3.064	(c)	11/25/30	226,356
	Exeter Automobile Receivables Trust
400	(b)	4.64		10/15/24	391,473
150	(b)	5.43		08/15/24	149,939
200	(b)	6.40		07/17/23	206,432
	Finance of America Structured Securities Trust
700	(b)	4.477	(c)	11/25/27	694,694
860	(b)	6.00	(c)	11/25/27	838,405
376	Foundation Finance Trust (b)	3.30		07/15/33	370,202
1,003	Fremont Home Loan Trust, 1 Month USD LIBOR + 1.275%	3.339	(c)	02/25/33	1,001,928
350	GLS Auto Receivables Trust (b)	5.02		01/15/25	346,506
346	GMAT Trust (b)	4.25		09/25/20	349,216
250	Home Partners of AmericaTrust, 1 Month USD LIBOR + 4.70% (b)	6.773	(c)	10/17/33	253,065
	Invitation Homes Trust
300	1 Month USD LIBOR + 1.65% (b)	3.724	(c)	07/17/37	302,244
400	1 Month USD LIBOR + 2.00% (b)	4.073	(c)	03/17/37	401,908
500	1 Month USD LIBOR + 2.25% (b)	4.323	(c)	12/17/36	506,134
400	1 Month USD LIBOR + 3.00% (b)	5.073	(c)	12/17/36	406,495
363	Labrador Aviation Finance Ltd. (b)	4.30		01/15/42	363,098
	Lehman ABS Manufactured Housing Contract Trust
47		3.70		04/15/40	46,963
500		6.63	(c)	04/15/40	531,887

	399	Long Beach Mortgage Loan Trust, 1 Month USD LIBOR + 0.44%	2.504	(c)	06/25/34	394,082
GBP	300	Marketplace Originated Consumer Assets PLC, 1 Month GBP LIBOR + 7.00% (United Kingdom)	7.594	(c)	10/20/24	407,016
$250		MASTR Asset-Backed Securities Trust, 1 Month USD LIBOR + 2.475%	4.539	(c)	09/25/34	251,107
	386	MERIT Securities Corp.	7.93	(c)	12/28/33	398,807
	466	METAL LLC (Cayman Islands) (b)	4.581		10/15/42	469,390
	393	MFA LLC (b)	3.875		05/25/48	392,986
	316	Mid-State Capital Corp. Trust	7.758		01/15/40	363,198
	329	Morgan Stanley ABS Capital I, Inc. Trust, 1 Month USD LIBOR + 0.68% (d)	2.744	(c)	08/25/34	324,792
	272	Morgan Stanley Dean Witter Capital I, Inc. Trust, 1 Month USD LIBOR + 1.275% (e)	3.339	(c)	02/25/32	271,932
		Nationstar HECM Loan Trust
	850	(b)	3.967	(c)	09/25/27	849,469
	440	(b)	4.704		05/25/27	442,888
	2,050	(b)	6.00	(c)	02/25/28–07/25/28	1,992,670
	183	New Century Home Equity Loan Trust, 1 Month USD LIBOR + 0.80%	2.864	(c)	11/25/33	164,022
	469	New Residential Mortgage LLC (b)	4.89		05/25/23	468,630
GBP	250	NewDay Funding, 1 Month USD LIBOR + 2.10% (United Kingdom) (b)	2.656	(c)	08/15/26	324,128
	200	Newday Partnership Funding PLC, 1 Month USD LIBOR + 2.10% (United Kingdom)	2.674	(c)	12/15/27	264,131
$650		NRZ Advance Receivables Trust (b)	3.331		12/15/51	645,937
	500	NRZ Advance Receivables Trust Advance Receivables Backed (b)	2.833		10/16/51	487,184
		NRZ Excess Spread-Collateralized Notes
	261	(b)	4.374		01/25/23	258,387
	445	(b)	4.593		02/25/23	442,417
	364	Oak Hill Advisors Residential Loan Trust (b)	3.00		07/25/57	359,625
		Oakwood Mortgage Investors, Inc.
	853		7.405	(c)	06/15/31	292,179
	150		7.72		04/15/30	158,128
	313		7.84	(c)	11/15/29	330,540
	250	Ocwen Master Advance Receivables Trust (b)	3.536		09/15/48	249,689
	300	OnDeck Asset Securitization Trust LLC (b)	4.02		04/18/22	298,878
	300	OneMain Financial Issuance Trust (b)	5.31		09/18/24	302,281
	200	OSCAR US Funding Trust VI LLC (Japan) (b)	3.30		05/10/24	199,837
	140	OSCAR US Funding Trust VII LLC (Japan) (b)	2.76		12/10/24	137,408
	240	PNMAC FMSR Issuer Trust, 1 Month USD LIBOR + 2.35% (b)	4.414	(c)	04/25/23	242,100
	400	PNMAC GMSR Issuer Trust, 1 Month USD LIBOR + 4.00% (b)	6.064	(c)	08/25/23	401,311
	274	Pretium Mortgage Credit Partners I LLC (b)	3.70		03/27/33	273,463
	500	Progress Residential Trust (b)	5.069		06/12/32	503,939
	182	PRPM LLC (b)	4.25		01/25/22	182,860
	397	RCO V Mortgage LLC (b)	4.00		05/25/23	398,136
	250	Renaissance Home Equity Loan Trust	5.451		05/25/35	267,054
	257	RMAT LP (b)	4.09		05/25/48	257,127
	286	S-Jets Ltd. (Bermuda) (b)	3.967		08/15/42	284,766
	462	Saxon Asset Securities Trust	8.41	(c)	05/25/29	458,991
		Shenton Aircraft Investment I Ltd.
	511	(b)	4.75		10/15/42	521,629
	386	(b)	5.75		10/15/42	382,144
		Skopos Auto Receivables Trust
	300	(b)	3.93		05/16/22	299,117
	490	(b)	4.77		04/17/23	487,492
	444	(b)	5.43		12/15/23	445,078
	500	(b)	8.36		08/15/21	510,930
		Small Business Origination Loan Trust
GBP	323	1 Month USD LIBOR + 2.00%	2.574	(c)	12/15/26	424,297

	CLO
300	1 Month GBP LIBOR + 6.50%	7.058	(c)	12/15/24	397,701
$12	Stanwich Mortgage Loan Co., LLC (b)	3.598		03/16/22	11,944
379	Stanwich Mortgage Loan Trust (b)	4.016		05/16/23	378,957
300	United Auto Credit Securitization Trust	4.26		05/10/23	299,974
	Upstart Securitization Trust
400	(b)	3.887		08/20/25	399,246
500	(b)	5.59		03/20/25	506,847
199	Vantage Data Centers Issuer LLC (b)	4.072		02/16/43	198,683
400	Veros Automobile Receivables Trust (b)	3.98		04/17/23	394,145
115	VOLT LV LLC (b)	3.50		03/25/47	114,610
508	VOLT LXV LLC (b)	3.75		04/25/48	508,487
445	VOLT LXVI (b)	4.336		05/25/48	445,517
84	VOLT XL LLC (b)	4.375		11/27/45	84,349
379	WAVE Trust (b)	3.844		11/15/42	375,593
7	WVUE (b)	7.50		09/25/20	6,752
	Total Asset-Backed Securities (Cost $41,407,040)				41,518,052

	Collateralized Mortgage Obligations - Agency Collateral Series (2.8%)
	Federal Home Loan Mortgage Corporation,
	IO
6,465		0.672	(c)	10/25/20	76,718
2,448		1.331	(c)	11/25/19	31,005
	IO REMIC
339		1.348	(c)	10/15/41	16,791
1,531		1.407	(c)	10/15/40	76,950
735		1.409	(c)	04/15/39	34,666
1,048		1.415	(c)	08/15/42	53,287
623		1.425	(c)	10/15/39	29,253
2,185		1.522	(c)	09/15/41	149,380
1,380	6.00% - 1 Month USD LIBOR	3.928	(c)	11/15/43–06/15/44	186,865
259	6.05% - 1 Month USD LIBOR	3.978	(c)	04/15/39	17,202
277		4.00		04/15/39	33,735
130		5.00		08/15/41	20,480
	IO STRIPS
3,451		1.222	(c)	10/15/37	150,087
122		7.00		06/15/30	27,442
142		7.50		12/15/29	32,726
	REMIC
197	12.00% - 2.67 x 1 Month USD LIBOR	6.421	(f)	12/15/43	164,598
	Federal National Mortgage Association,
	IO
1,542	6.39% - 1 Month USD LIBOR	4.326	(c)	09/25/20	80,099
	IO REMIC
1,437		1.221	(c)	03/25/44	67,667
1,948		1.224	(c)	05/15/38	103,439
3,721		1.304	(c)	03/25/46	168,436
1,364		1.466	(c)	10/25/39	58,296
922		3.50		02/25/39	113,025
927	5.65% - 1 Month USD LIBOR	3.586	(c)	11/25/41	82,520
1,097	6.05% - 1 Month USD LIBOR	3.986	(c)	06/25/42	150,087
550	6.55% - 1 Month USD LIBOR	4.486	(c)	08/25/41	75,339
	IO STRIPS
44		7.00		11/25/27	8,801
111		8.00		05/25/30–06/25/30	29,904
58		8.50		10/25/24	9,855
	REMIC
75	1 Month USD LIBOR + 1.20%	3.264	(c)	12/25/23	76,877
52		6.023	(c)	04/25/39	49,575
	Government National Mortgage Association,
	IO
2,826		0.791	(c)	08/20/58	62,829

1,796		3.50		06/20/41–10/16/42	351,915
742	6.00% - 1 Month USD LIBOR	3.914	(c)	08/20/42	112,552
931	6.10% - 1 Month USD LIBOR	4.014	(c)	04/20/41–08/20/42	130,664
804	6.14% - 1 Month USD LIBOR	4.054	(c)	12/20/43	126,837
642	6.30% - 1 Month USD LIBOR	4.214	(c)	09/20/43	73,527
438	6.55% - 1 Month USD LIBOR	4.478		08/16/34	53,797
426		4.50		05/20/40	61,885
100		5.00		05/20/39–02/16/41	21,308
	IO PAC
321	6.05% - 1 Month USD LIBOR	3.964	(c)	01/20/40	8,179
961	6.15% - 1 Month USD LIBOR	4.064	(c)	10/20/41	77,439
113		5.00		10/20/40	15,116
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $1,929,607)				3,271,153

	Commercial Mortgage-Backed Securities (5.4%)
185	BAMLL Commercial Mortgage Securities Trust, 5.50% - 1 Month USD LIBOR (b)	4.057	(c)	12/15/31	179,124
133	Banc of America Commercial Mortgage Trust	3.167		09/15/48	107,939
350	BBCMS Trust (b)	4.284	(c)	09/10/28	336,401
150	BHMS, 1 Month USD LIBOR + 1.25% (Bahamas) (b)	3.322	(c)	07/15/35	150,339
	Citigroup Commercial Mortgage Trust
220		4.57	(c)	09/10/58	214,404
	IO
2,250		0.95	(c)	09/10/58	111,481
	COMM Mortgage Trust
100	(b)	4.732	(c)	07/15/47	88,531
389	(b)	4.738	(c)	11/10/46	352,548
	IO
1,565		0.926	(c)	10/10/47	47,516
200	Commercial Mortgage Lease-Backed Certificates (b)	7.952	(c)	06/20/31	223,879
	Commercial Mortgage Pass-Through Certificates
187	(b)	4.572	(c)	02/10/47	177,264
	IO
3,044		0.729	(c)	02/10/47	71,644
4,447	COOF Securitization Trust II, IO (b)	2.47	(c)	08/25/41	322,804
6,679	GS Mortgage Securities Corp. II, IO (b)	0.457	(c)	10/10/32	126,100
	GS Mortgage Securities Trust
450		3.345		07/10/48	365,687
370	(b)	4.759	(c)	08/10/46	353,745
	IO
1,985		0.817	(c)	09/10/47	69,213
1,730		1.075	(c)	04/10/47	73,210
	JP Morgan Chase Commercial Mortgage Securities Trust
400	1 Month USD LIBOR + 3.25% (b)	5.322	(c)	11/15/31	401,306
104		5.464	(c)	01/15/49	104,706
250	1 Month USD LIBOR + 3.75% (b)	5.822	(c)	11/15/31	250,862
	IO
1,860		0.805	(c)	12/15/49	76,381
	JPMBB Commercial Mortgage Securities Trust
267	(b)	4.659	(c)	04/15/47	236,201
	IO
4,029		0.839	(c)	01/15/47	137,511
	KGS-Alpha SBA COOF Trust,
	IO
2,743	(b)	2.475	(c)	07/25/41	310,531
1,962	(b)	2.898	(c)	04/25/40	159,993
274	RETL, 1 Month USD LIBOR + 1.10% (b)	3.172	(c)	03/15/33	275,460
175	TRU Trust, 1 Month USD LIBOR + 2.25% (b)	4.322	(c)	11/15/30	173,811

	3,994	UBS Commercial Mortgage Trust, IO	0.903	(c)	03/15/51	279,815
		Wells Fargo Commercial Mortgage Trust
	306	(b)	3.153		09/15/57	235,672
	115	(b)	3.938		08/15/50	94,090
		WFRBS Commercial Mortgage Trust
	230	(b)	3.692		11/15/47	162,908
	150	(b)	4.138	(c)	05/15/45	138,862
		Total Commercial Mortgage-Backed Securities (Cost $6,250,680)				6,409,938

		Corporate Bond (0.2%)
		Finance
	350	DP Facilities Data Center Subordinated Pass-Through Trust (b) (Cost $222,562)	0.00		01/10/28	221,900

		Mortgages - Other (29.4%)
		Adjustable Rate Mortgage Trust
	171		3.669	(c)	02/25/36	156,611
	226		3.98	(c)	04/25/35	216,071
		Alternative Loan Trust
	124		5.50		02/25/25–01/25/36	114,983
	332		5.75		03/25/34	341,351
	119	40.02% - 6 x 1 Month USD LIBOR	27.638	(f)	05/25/37	184,247
	437	Alternative Loan Trust Resecuritization	6.25	(c)	08/25/37	361,617
		American Home Mortgage Investment Trust
	266	(b)	6.60		01/25/37	122,925
		IO
	1,152		2.078		05/25/47	164,863
	126	Banc of America Funding Trust	5.25		07/25/37	124,580
		Banc of America Mortgage Trust
	2		5.25		11/25/19	2,062
	197		5.50		04/25/35	200,444
	236	BCAP LLC Trust (b)	3.937	(c)	12/26/37	236,272
	807	Bear Stearns Asset-Backed Securities I Trust, 25.636% - 3.29 x 1 Month USD LIBOR	18.855	(f)	03/25/36	626,415
	7,142	Bear Stearns Mortgage Funding Trust, IO	0.50		01/25/37	208,873
	300	CHL GMSR Issuer Trust, 1 Month USD LIBOR + 2.75% (b)	4.841	(c)	05/25/23	303,533
	275	CHL Mortgage Pass-Through Trust	6.25		11/25/32	282,158
		CHL Mortgage Pass-Through Trust
	152		3.553	(c)	05/20/34	153,801
	482		3.723	(c)	10/25/33	487,499
	415		5.50		10/25/34	415,303
	117	CHL Mortgage Pass-Through Trust Resecuritization	6.00		12/25/36	108,669
	169	Citigroup Mortgage Loan Trust (b)	6.50		10/25/36	127,347
GBP	199	Clavis Securities PLC, 3 Month GBP LIBOR + 0.45% (United Kingdom)	1.081	(c)	12/15/40	228,438
$467		Credit Suisse First Boston Mortgage Securities Corp., 1 Month USD LIBOR + 3.30%	5.364	(c)	02/25/32	425,343
		CSFB Mortgage-Backed Pass-Through Certificates
	448	1 Month USD LIBOR + 0.72%	2.784	(c)	05/25/34	443,362
	508		3.745	(c)	05/25/34	514,608
	541		6.50		11/25/35	248,128
EUR	300	E-Mac de, 3 Month EURIBOR + 0.21% (Germany)	3.427	(c)	05/25/57	326,277
	478	EMF-NL Prime, 3 Month EURIBOR + 0.80% (Netherlands)	0.479	(c)	04/17/41	533,286
	331	Eurohome Mortgages PLC, 3 Month EURIBOR + 0.21% (Eurozone)	0.00	(c)	08/02/50	337,158
		Eurosail BV
	310	3 Month EURIBOR + 1.50%	1.179	(c)	10/17/40	366,753
	500	3 Month EURIBOR + 1.80%	1.479	(c)	10/17/40	578,565
	300	3 Month EURIBOR + 2.20%	1.879	(c)	10/17/40	333,223

GBP	373	Eurosail PLC, 3 Month GBP LIBOR + 0.95% (United Kingdom)	1.577	(c)	06/13/45	478,827
163		Farringdon Mortgages No. 2 PLC, 3 Month GBP LIBOR + 1.50% (United Kingdom)	2.253	(c)	07/15/47	210,390
		Federal Home Loan Mortgage Corporation
1,010			3.00		09/25/45–05/25/47	973,437
887			3.50		05/25/45–05/25/47	871,115
219		First Horizon Alternative Mortgage Securities Trust	5.50		04/25/35	209,477
EUR	468	Fondo de Titulizacion de Activos UCI 17, 3 Month EURIBOR + 0.16% (Spain)	0.00	(c)	12/17/49	501,993
$292		Galton Funding Mortgage Trust (b)	4.00	(c)	11/25/57	291,158
EUR	440	GC Pastor Hipotecario 5 FTA, 3 Month EURIBOR + 0.17% (Spain)	0.00	(c)	06/21/46	456,019
$82		GreenPoint Mortgage Funding Trust, 1 Month USD LIBOR + 0.16%	2.224	(c)	02/25/37	81,355
EUR	831	Grifonas Finance PLC, 6 Month EURIBOR + 0.28% (Greece)	0.009	(c)	08/28/39	873,970
		GSR Mortgage Loan Trust
$61		1 Month USD LIBOR + 0.25%	2.314	(c)	03/25/35	42,280
749			3.865	(c)	12/25/34	739,326
9			5.50		11/25/35	8,775
252			6.00		09/25/35	267,526
		HarborView Mortgage Loan Trust
148		1 Month USD LIBOR + 0.19%	2.272	(c)	01/19/38	145,383
291			3.943	(c)	05/19/33	294,404
		Hipocat 11 FTA
EUR	312	3 Month EURIBOR + 0.16%	0.00	(c)	01/15/50	340,664
109		3 Month EURIBOR + 0.13%	0.00	(c)	01/15/50	118,839
984		IM Pastor 3 FTH, 3 Month EURIBOR + 0.14% (Spain)	0.00	(c)	03/22/43	1,023,591
246		IM Pastor 4 FTA, 3 Month EURIBOR + 0.14% (Spain)	0.00	(c)	03/22/44	268,261
$231		Impac CMB Trust, 1 Month USD LIBOR + 0.795%	2.859	(c)	10/25/34	221,122
		JP Morgan Mortgage Trust
214		(b)	3.49	(c)	07/27/37	208,659
		PAC
349			6.00		04/25/36	370,187
EUR	264	Landmark Mortgage Securities No. 1 PLC, 3 Month EURIBOR + 0.60% (United Kingdom)	0.279	(c)	06/17/38	288,628
259		Lansdowne Mortgage Securities No. 1 PLC, 3 Month EURIBOR + 0.30% (Ireland)	0.00	(c)	06/15/45	288,536
$69		Lehman Mortgage Trust	5.50		11/25/35	67,649
EUR	377	Ludgate Funding PLC, 3 Month EURIBOR + 0.42% (United Kingdom)	0.099	(c)	12/01/60	392,442
		Magnolia Finance XI DAC
445		3 Month EURIBOR + 2.75% (b)	2.75	(c)	04/20/20	518,411
		IO
445		(b)	0.25		04/20/20	1,040
GBP	238	Mansard Mortgages PLC, 3 Month GBP LIBOR + 0.30% (United Kingdom)	1.053	(c)	04/15/49	292,342
$107		MASTR Adjustable Rate Mortgages Trust	3.86	(c)	02/25/36	103,612
		MASTR Alternative Loan Trust
177			5.00		05/25/18	181,194
190			6.00		05/25/33	197,402
165		MASTR Reperforming Loan Trust (b)	7.50		05/25/35	170,117
517		MERIT Securities Corp., 1 Month USD LIBOR + 2.25% (b)	4.322	(c)	09/28/32	460,112
		Merrill Lynch Mortgage Investors Trust
37		6 Month USD LIBOR + 0.50%	2.947	(c)	04/25/29	36,954
270			3.679	(c)	02/25/34	277,506
139			3.765	(c)	01/25/37	141,446
175			4.187	(c)	08/25/33	181,325

222		Morgan Stanley Dean Witter Capital I, Inc. Trust (e)	3.336	(c)	03/25/33	207,693
335		National City Mortgage Capital Trust	6.00		03/25/38	347,278
GBP	278	Newgate Funding PLC, 3 Month GBP LIBOR + 3.00% (United Kingdom)	3.631	(c)	12/15/50	362,990
EUR	298	Paragon Mortgages No. 14 PLC, 3 Month EURIBOR + 0.36% (United Kingdom)	0.039	(c)	09/15/39	314,642
$300		PNMAC GMSR Issuer Trust, 1 Month USD LIBOR + 2.85% (b)	4.914	(c)	02/25/23	303,877
		RALI Trust
88			5.50		04/25/22	88,266
769			6.00		05/25/36–11/25/36	709,019
228		RBSSP Resecuritization Trust (b)	19.542	(c)	09/26/37	348,256
444		RCO Trust (b)	3.197	(c)	11/25/52	449,042
476		Reperforming Loan REMIC Trust (b)	8.50		06/25/35	512,027
15,233		Residential Asset Securitization Trust, IO	0.50		04/25/37	455,939
500		RESIMAC, 1 Month USD LIBOR + 1.45% (Australia) (b)	3.528	(c)	09/11/48	506,618
EUR	623	ResLoC UK PLC, 3 Month EURIBOR + 0.45% (United Kingdom)	0.129	(c)	12/15/43	648,098
GBP	470	Ripon Mortgages PLC, 3 Month GBP LIBOR + 1.80% (United Kingdom)	2.423	(c)	08/20/56	617,760
200		Rochester Financing No. 2 PLC, 3 Month GBP LIBOR + 2.25% (United Kingdom)	2.881	(c)	06/20/45	266,846
		Seasoned Credit Risk Transfer Trust
1,260			3.00		07/25/56–11/25/57	1,202,604
715			3.50		06/25/57–11/25/57	703,203
200		(b)	4.00	(c)	08/25/56	186,914
1,040			4.50		06/25/57	1,082,841
188		Sequoia Mortgage Trust, 1 Month USD LIBOR + 0.78%	2.866	(c)	01/20/36	180,719
27		Structured Adjustable Rate Mortgage Loan Trust	3.936	(c)	06/25/37	27,031
		Structured Asset Mortgage Investments II Trust
132			2.254	(c)	04/19/35	126,168
140		1 Month USD LIBOR + 0.46%	2.524	(c)	05/25/45	135,757
328		Structured Asset Securities Corp. Mortgage Pass-Through Certificates	4.75		10/25/34	336,826
677		Structured Asset Securities Corp. Reverse Mortgage Loan Trust, 1 Month USD LIBOR + 1.85% (b)	3.914	(c)	05/25/47	583,165
189		Structured Asset Securities Corp. Trust, 1 Month USD LIBOR + 0.25%	2.314	(c)	07/25/35	179,313
EUR	600	TDA 27 FTA, 3 Month EURIBOR + 0.19% (Spain)	0.00	(c)	12/28/50	612,047
GBP	300	THRONES PLC, 3 Month GBP LIBOR + 1.40% (United Kingdom)	2.031	(c)	03/18/50	394,457
250		Trinity Square PLC, 3 Month GBP LIBOR + 3.40% (United Kingdom)	4.153	(c)	07/15/51	339,674
200		Warwick Finance Residential Mortgages No. 2 PLC, 3 Month GBP LIBOR + 2.20% (United Kingdom)	2.836	(c)	09/21/49	263,704
$214		Washington Mutual Mortgage Pass-Through Certificates Trust	3.385	(c)	09/25/33	220,207
192		Wells Fargo Mortgage-Backed Securities Trust	4.461	(c)	06/25/33	195,218
		Total Mortgages - Other (Cost $33,248,682)				34,778,438

		Short-Term Investments (17.8%)
		U.S. Treasury Securities (4.0%)
		U.S. Treasury Bills
2,000		(g)	1.816		08/16/18	1,998,521
2,000		(g)	1.842		11/08/18	1,989,027
820		(g)(h)	2.022		11/01/18	816,118
		Total U.S. Treasury Securities (Cost $4,804,809)				4,803,666

NUMBER OF SHARES (000)
Investment Company (13.0%)
15,336	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (i) (Cost $15,335,512)	15,335,512

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Certificates of Deposit (0.8%)
	International Bank
$990	Bank of Nova Scotia, 3 Month USD LIBOR + 0.16% (Canada) (Cost $990,000)	2.49	(c)%	12/21/18	990,920
	Total Short-Term Investments (Cost $21,130,321)				21,130,098

	Total Investments (Cost $134,316,587) (j)(k)(l)			115.8%	137,050,415
	Liabilities in Excess of Other Assets			(15.8)	(18,692,304)
	Net Assets			100.0%	$118,358,111

CLO	Collateralized Loan Obligation.
EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.
(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

Floating or Variable rate securities: The rates disclosed are as of July 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)

For the nine months ended July 31, 2018, the cost of purchases of Morgan Stanley ABS Capital I, Inc. Trust, Asset-Backed Security, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was $323,230.

(e)

For the nine months ended July 31, 2018, the proceeds from paydowns of Morgan Stanley Dean Witter CapitalI, Inc. Trust, Asset-Backed Security and Mortgage - Other, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was $108,529, including net realized gains of $2,716.

(f)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at July 31, 2018.
(g)	Rate shown is the yield to maturity at July 31, 2018.
(h)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(i)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended July 31, 2018, advisory fees paid were reduced by $13,515 relating to the Fund’s investment in the Liquidity Funds.

(j)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts and futures contracts.
(k)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended July 31, 2018, the Fund did not engage in any cross-trade transactions.

(l)

At July 31, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $4,316,272 and the aggregate gross unrealized depreciation is $1,373,032, resulting in net unrealized appreciation of $2,943,240.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at July 31, 2018:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America NA	EUR	238,411		$280,672	10/03/18	$603
Bank of America NA	EUR	6,179		$7,268	10/03/18	10
Bank of America NA	GBP	120,684		$158,693	10/03/18	(123)
Barclays Bank PLC	EUR	99,537		$116,948	10/03/18	19
Citibank NA	GBP	150,000		$200,876	10/03/18	3,481
Goldman Sachs International	EUR	279,469		$327,593	10/03/18	(708)
Goldman Sachs International	GBP	392,574		$513,651	10/03/18	(2,965)
Royal Bank of Canada	GBP	3,389,572		$4,512,300	10/03/18	51,725
Royal Bank of Canada		$8,523	GBP	6,436	10/03/18	(54)
UBS AG	EUR	7,301,919		$8,627,035	10/03/18	49,237
UBS AG	GBP	95		$125	10/03/18	1
UBS AG		$78,149	EUR	66,921	10/03/18	465
UBS AG		$17,751	EUR	15,065	10/03/18	(54)
UBS AG		$18,721	GBP	14,328	10/03/18	134
						$101,771

Futures Contracts:

The Fund had the following futures contracts open at July 31, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value	Unrealized Appreciation
Long:
U.S. Treasury 5 yr. Note	99	Sep-18	9,900	$11,199,375	$3,328
U.S. Treasury 30 yr. Bond	55	Sep-18	5,500	7,863,281	51,563
U.S. Treasury 10 yr. Ultra Long Bond	40	Sep-18	4,000	5,084,375	18,750
U.S. Treasury Ultra Bond	8	Sep-18	800	1,255,250	10,750
Short:
U.S. Treasury 2 yr. Note	13	Sep-18	(2,600)	(2,747,875)	3,047
U.S. Treasury 10 yr. Note	33	Sep-18	(3,300)	(3,940,922)	20,203
					$107,641

Currency Abbreviations:

EUR	Euro.
GBP	British Pound.
USD	United States Dollar.

PORTFOLIO COMPOSITION as of 07/31/18	Percentage of Total Investments
Asset-Backed Securities	30.3%
Mortgages - Other	25.4
Agency Fixed Rate Mortgages	21.7
Short-Term Investments	15.4
Commercial Mortgage-Backed Securities	4.7
Collateralized Mortgage Obligations - Agency Collateral Series	2.4
Corporate Bond	0.1
	100.0	%*

*                 Does not include open long/short futures contracts with a value of $32,091,078 and total unrealized appreciation of $107,641.Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $101,771.

Morgan Stanley Mortgage Securities Trust

Notes to Portfolio of Investments • July 31, 2018 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2018:

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$29,720,836	$—	$29,720,836
Asset-Backed Securities	—	41,518,052	—	41,518,052
Collateralized Mortgage Obligations - Agency Collateral Series	—	3,271,153	—	3,271,153
Commercial Mortgage-Backed Securities	—	6,409,938	—	6,409,938
Corporate Bond	—	221,900	—	221,900
Mortgages - Other	—	34,778,438	—	34,778,438
Total Fixed Income Securities	—	115,920,317	—	115,920,317
Short-Term Investments
U.S. Treasury Securities	—	4,803,666	—	4,803,666
Investment Company	15,335,512	—	—	15,335,512
Certificate of Deposit	—	990,920	—	990,920
Total Short-Term Investments	15,335,512	5,794,586	—	21,130,098
Foreign Currency Forward Exchange Contracts	—	105,675	—	105,675
Futures Contracts	107,641	—	—	107,641
Total Assets	15,443,153	121,820,578	—	137,263,731
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(3,904)	—	(3,904)
Total	$15,443,153	$121,816,674	$—	$137,259,827

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of July 31, 2018, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 18, 2018

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 18, 2018